Note 2 - Inventory	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

(2)       Inventory

Inventory consists of the following at December 31, 2013 and 2012:

	2013	2012

Inventory - finished goods	$254,864	$306,706
Inventory - parts	73,142	83,509
Gross inventory	328,006	390,215
Provision for losses and obsolescence	(82,000)	(97,550)
Net inventory	$246,006	$292,665